Warrants Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Warrants Liabilities [Abstract]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model

These warrants do not trade in an active securities market, and as such, the Company estimates their fair value using the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) as of March 31, 2026 and 2025 using the following assumptions:

	March 31, 2026	March 31, 2025
Representative’s Warrants liability
Stock price	$2.10	$3.30
Exercise price	$48.00	$48.00
Expected term (years)	0.79	1.79
Risk-free interest rate	3.68%	4.59%
Expected volatility	47.86%	51.84%

These warrants do not trade in an active securities market, and as such, the Company estimates its fair value using the Black-Scholes Model as of March 31, 2026 and 2025 using the following assumptions:

	March 31, 2026	March 31, 2025
Investors’ Warrants liability
Stock price	$2.10	$3.30
Exercise price	$2.70	$2.70
Expected term (years)	3.33	4.33
Risk-free interest rate	3.81%	4.21%
Expected volatility	52.63%	51.48%